INCOME TAXES (Tables)	12 Months Ended
Jun. 26, 2013
Income Tax Disclosure [Abstract]
Provision For Income Taxes From Continuing Operations
The provision for income taxes consists of the following (in thousands):

	2013	2012	2011
Current income tax expense:
Federal	$46,852	$27,707	$16,596
State	11,800	7,056	1,694
Foreign	2,879	5,098	2,046
Total current income tax expense	61,531	39,861	20,336
Deferred income tax expense (benefit):
Federal	7,344	16,520	20,507
State	(1,919)	1,196	1,426
Total deferred income tax expense	5,425	17,716	21,933
	$66,956	$57,577	$42,269

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2013	2012	2011
Income tax expense at statutory rate	$80,610	$73,083	$64,165
FICA tax credit	(16,450)	(16,609)	(15,779)
State income taxes, net of Federal benefit	6,368	4,750	(316)
Other	(3,572)	(3,647)	(5,801)
	$66,956	$57,577	$42,269

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Deferred income tax assets:
Leasing transactions	$40,662	$41,393
Stock-based compensation	13,250	12,577
Restructure charges and impairments	2,885	3,231
Insurance reserves	18,595	19,425
Employee benefit plans	544	577
Gift cards	13,171	11,296
Other, net	10,903	10,294
Total deferred income tax assets	100,010	98,793
Deferred income tax liabilities:
Prepaid expenses	15,776	14,306
Goodwill and other amortization	25,333	23,879
Depreciation and capitalized interest on property and equipment	32,160	33,617
Other, net	3,522	3,842
Total deferred income tax liabilities	76,791	75,644
Net deferred income tax asset	$23,219	$23,149

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits for the fiscal years ended June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Balance at beginning of year	$7,336	$9,142
Additions based on tax positions related to the current year	754	927
Additions based on tax positions related to prior years	7	260
Settlements with tax authorities	(930)	0
Expiration of statute of limitations	(779)	(2,993)
Balance at end of year	$6,388	$7,336